OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA
23.	OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA

Effective September 1, 2012, the Company began operating with two end-customer focused business segments. The Powertrain segment focuses on original equipment products for automotive, heavy duty and industrial applications. The Vehicle Components Solutions segment sells and distributes a broad portfolio of products in the global aftermarket, while also serving original equipment manufacturers with products including braking, chassis, wipers and other vehicle components. The new organizational model allows for a strong product line focus benefitting both original equipment and aftermarket customers and will enable the global Federal-Mogul teams to be responsive to customers’ needs for superior products and to promote greater identification with Federal-Mogul premium brands. The division of the global Federal-Mogul business into two operating segments is expected to enhance management focus to capitalize on opportunities for organic or acquisition growth, profit improvement, resource utilization and business model optimization in line with the unique requirements of the two different customer bases. Prior period amounts have been reclassified to conform to the presentation used in this filing.

The Company evaluates reporting segment performance principally on a non-GAAP Operational EBITDA basis. Management believes that Operational EBITDA from continuing operations provides supplemental information for management and investors to evaluate the operating performance of its business. Management uses and believes that investors benefit from referring to Operational EBITDA in assessing the Company’s operating results, as well as in planning, forecasting and analyzing future periods as this financial measure approximates the cash flow associated with the operational earnings of the Company. Additionally, Operational EBITDA presents measures of corporate performance exclusive of the Company’s capital structure and the method by which assets were acquired and financed. Operational EBITDA is defined as earnings from continuing operations before interest, income taxes, depreciation and amortization, and certain items such as restructuring and impairment charges, Chapter 11 and U.K. Administration related reorganization expenses, gains or losses on the sales of businesses, the non-service cost components of the U.S. based funded pension plan, OPEB curtailment gains or losses and the income statement impacts associated with stock appreciation rights. Prior periods have been reclassified to conform to the presentation used in this filing.

Net sales:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$3,926	$4,131	$3,497
Vehicle Components Solutions	2,853	2,985	2,945
Inter-segment eliminations	(335)	(397)	(397)

Total	$6,444	$6,719	$6,045

Cost of products sold:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$(3,470)	$(3,570)	$(3,034)
Vehicle Components Solutions	(2,390)	(2,462)	(2,406)
Inter-segment eliminations	335	397	397

Total Reporting Segment	(5,525)	(5,635)	(5,043)
Corporate	(6)	(5)	(6)

Total Company	$(5,531)	$(5,640)	$(5,049)

Gross margin:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$456	$561	$463
Vehicle Components Solutions	463	523	539

Total Reporting Segment	919	1,084	1,002
Corporate	(6)	(5)	(6)

Total Company	$913	$1,079	$996

Operational EBITDA and the reconciliation to net (loss) income were as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$288	$425	$351
Vehicle Components Solutions	200	254	297

Total Operational EBITDA	488	679	648

Items required to reconcile Operational EBITDA to net (loss) income:
Depreciation and amortization	(285)	(280)	(326)
Interest expense, net	(128)	(127)	(129)
Adjustment of assets to fair value	(187)	(279)	(2)
Non-service cost components associated with the U.S. based funded pension plan	(35)	(25)	(33)
Restructuring expense, net	(26)	(5)	(8)
Discontinued operations	(19)	(27)	2
OPEB curtailment gains	51	1	29
Income tax benefit (expense)	29	(16)	(11)
Stock appreciation rights	4	(1)	(4)
Other	(2)	(3)	1

Net (loss) income	$(110)	$(83)	$167

Total assets, capital expenditures, and depreciation and amortization information by reporting segment is as set forth in the tables below. Goodwill was assigned to reporting segments and reporting units based on individual reporting unit fair values over values attributed to specific intangible and tangible assets. Reporting units are components of the Company’s reporting segments (which are also its operating segments) and generally align with specific product groups for which segment managers regularly review operating results.

	Total Assets		Capital Expenditures			Depreciation and Amortization
	December 31		Year Ended December 31			Year Ended December 31
	2012	2011	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)

Powertrain	$3,090	$3,145	$278	$259	$172	$165	$157	$184
Vehicle Components Solutions	3,226	3,023	86	68	58	99	102	119

Total Reporting Segment	6,316	6,168	364	327	230	264	259	303
Corporate	516	756	16	14	18	21	21	23
Discontinued operations	95	105	7	7	3	4	4	7

Total Company	$6,927	$7,029	$387	$348	$251	$289	$284	$333

The following table shows geographic information:

	Net Sales			Net PPE
	Year Ended December 31			December 31
	2012	2011	2010	2012	2011
	(Millions of Dollars)

United States	$2,479	$2,462	$2,366	$554	$521
Germany	1,160	1,284	1,052	399	388
France	365	430	395	93	84
Mexico	312	292	259	122	109
China	288	262	211	126	127
Belgium	286	299	275	24	22
Italy	263	302	277	71	75
United Kingdom	235	268	244	76	68
India	229	251	206	146	137
Other	827	869	760	360	324

	$6,444	$6,719	$6,045	$1,971	$1,855